Jeffrey A. Sherman
jsherman@faegre.com
303.607.3649

May 25, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-7010

  Re:
  Crocs, Inc.
  Registration Statement on Form S-1

Ladies and Gentlemen:

        On behalf of our client, Crocs, Inc. (the "Company"), we have attached a Registration Statement on Form S-1 for the registration under the Securities Act of 1933, as amended (the "Act"), of the sale of the Company's common stock.

        Please note that the Registration Statement on Form S-1 relating to the Company's initial public offering (No. 333-127526) (the "IPO Registration Statement") was declared effective on February 7, 2006. The IPO Registration Statement was reviewed by Pamela A. Long, Matt Franker, Rufus Decker, and Nudrat Salik.

        The Company may orally request acceleration of the effectiveness date of the Registration Statement pursuant to Rule 461 under the Act and we accordingly inform the Commission, on behalf of the Company, that the Company is aware of its obligations under the Act.

        Please feel free to call the undersigned at 303-607-3649 or Nathaniel G. Ford at 303-607-3662 with respect to any matters relating the Registration Statement.

Very truly yours,
FAEGRE & BENSON LLP /s/ JEFFREY A. SHERMAN Jeffrey A. Sherman

Enclosures

cc:
Erik Rebich